Identified Intangible Assets, Net (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Identified Intangible Assets, Net

NOTE 7 - IDENTIFIED INTANGIBLE ASSETS, NET

Identified intangible assets, net, consist of in-place rental leases. The gross value of acquired in-place leases totaled $17.3 million as of June 30, 2020 and December 31, 2019; the intangible assets are reported net of accumulated amortization of $17.3 million. Amortization for the three and six months ended June 30, 2020 and 2019 was $0. Intangible assets have been fully amortized as of both June 30, 2020

NOTE 7 - IDENTIFIED INTANGIBLE ASSETS, NET

Identified intangible assets, net, consist of in-place rental leases.  The gross value of acquired in-place leases totaled $17.3 million and $18.5 million as of December 31, 2019 and 2018, respectively, which were reported net of accumulated amortization of$17.3 million and $18.5 million , respectively.  For the years ended December 31, 2019 and 2018, amortization expense was $0and $813,000, respectively. Intangible assets were fully amortized as of December 31, 2018.